Line of Business Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Line of Business Results
The following is a summary of our line of business results for the periods indicated. The amounts in the “Other” columns were not allocated to our business lines. Prior reported results reflect reclassifications, for comparative purposes, related to management changes in methodologies associated with allocations of revenue and expenses to lines of business in 2018.

	Years Ended December 31,
	Investment Servicing			Investment Management(1)			Other			Total
(Dollars in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Servicing fees	$5,429	$5,365	$5,073	$—	$—	$—	$(8)	$—	$—	$5,421	$5,365	$5,073
Management fees(1)	—	—	—	1,851	1,616	1,292	—	—	—	1,851	1,616	1,292
Foreign exchange trading services(1)	1,071	999	1,038	130	72	61	—	—	—	1,201	1,071	1,099
Securities finance	543	606	562	—	—	—	—	—	—	543	606	562
Processing fees and other(2)	443	336	203	(5)	7	(29)	—	—	—	438	343	174
Total fee revenue(1)(2)	7,486	7,306	6,876	1,976	1,695	1,324	(8)	—	—	9,454	9,001	8,200
Net interest income	2,691	2,309	2,081	(20)	(5)	3	—	—	—	2,671	2,304	2,084
Gains (losses) related to investment securities, net	6	(39)	7	—	—	—	—	—	—	6	(39)	7
Total revenue(1)(2)	10,183	9,576	8,964	1,956	1,690	1,327	(8)	—	—	12,131	11,266	10,291
Provision for loan losses	15	2	10	—	—	—	—	—	—	15	2	10
Total expenses(1)(2)	7,081	6,717	6,660	1,544	1,286	1,218	390	266	199	9,015	8,269	8,077
Income before income tax expense	$3,087	$2,857	$2,294	$412	$404	$109	$(398)	$(266)	$(199)	$3,101	$2,995	$2,204
Pre-tax margin	30%	30%	26%	21%	24%	8%				26%	27%	21%

Average assets (in billions)	$220.2	$214.0	$225.3	$3.2	$5.4	$4.4				$223.4	$219.4	$229.7

(1) The new revenue recognition standard contributed approximately $248 million in Investment Management total revenue, including approximately $190 million in management fees and $58 million in foreign exchange trading services, and $248 million in Investment Management total expenses for 2018 compared to 2017.
(2) Investment Servicing includes results from our acquisition of Charles River Development on October 1, 2018, which is described in Note 1.